ACCOUNTS RECEIVABLE, NET - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2023
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 50,568,698	$ 33,941,083
Write-off of trade receivable	200,000	200,000
Allowance for expected credit losses	3,992,922	2,841,192
Accounts receivable, net	$ 46,575,776	31,099,891
Asset Pledged as Collateral | China CITIC Bank
ACCOUNTS RECEIVABLE, NET
Accounts receivable, net		4,400,000		$ 4,400,000
Outstanding loans		2,800,000
Accrued interest on the loan		$ 20,000.00
Minimum
ACCOUNTS RECEIVABLE, NET
Grant trade debtors a credit period (in days)	30 days
Minimum | Asset Pledged as Collateral | China CITIC Bank
ACCOUNTS RECEIVABLE, NET
Annual interest rate		3.95%
Maximum
ACCOUNTS RECEIVABLE, NET
Grant trade debtors a credit period (in days)	180 days	90 days	90 days
Maximum | Asset Pledged as Collateral | China CITIC Bank
ACCOUNTS RECEIVABLE, NET
Annual interest rate		4.15%